UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Net income (loss)	$ 313	$ 1,738
Adjusted for the following items:
Equity accounted earnings, net of distributions	1	(4)
Impairment reversal (expense), net	(78)	201
Depreciation and amortization expense	1,488	1,095
Gain on acquisitions/dispositions, net	0	(1,823)
Provisions and other items	325	11
Deferred income tax expense (recovery)	(412)	(115)
Changes in non-cash working capital, net	(1,413)	(285)
Cash from operating activities	224	818
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	11,366	2,430
Repayment of non-recourse subsidiary borrowings of the partnership	(4,082)	(2,500)
Proceeds from corporate borrowings	651	260
Repayment of corporate borrowings	(290)	(443)
Proceeds from other financing	23	97
Repayment of other financing	(50)	(57)
Proceeds from (repayment of) other credit facilities, net	265	(69)
Lease liability repayment	(185)	(127)
Capital provided by others who have interests in operating subsidiaries	2,787	1,357
Capital paid to others who have interests in operating subsidiaries	0	(1,287)
Partnership units repurchased	(78)	(17)
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(23)	(18)
Distributions to Special LP Unitholder	(78)	0
Distributions to others who have interests in operating subsidiaries	(1,447)	(1,279)
Cash from (used in) financing activities	8,859	(1,653)
Acquisitions
Subsidiaries, net of cash acquired	(7,657)	(242)
Property, plant and equipment and intangible assets	(791)	(556)
Equity accounted investments	(126)	(4)
Financial assets and other	(1,730)	(1,815)
Dispositions
Subsidiaries, net of cash disposed	0	349
Property, plant and equipment and intangible assets	51	42
Equity accounted investments	0	325
Financial assets and other	1,777	1,645
Net settlement of hedges	141	4
Restricted cash and deposits	(880)	396
Cash from (used in) investing activities	(9,215)	144
Cash and cash equivalents
Change during the period	(132)	(691)
Impact of foreign exchange	(57)	24
Balance, beginning of year	2,588	2,743
Balance, end of period	$ 2,399	$ 2,076